Revenue disaggregation and segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	€ 64,150	€ 67,351	€ 85,199
Capital additions	6,893	6,412	8,665
Right-of-use asset additions	4,656	3,103	7,387
Other additions to intangible assets	236	283	439
Depreciation and amortisation on owned assets	10,804	10,414	10,255
Impairment reversal/(loss)	4,515	(64)	64
Common Functions
Disclosure of operating segments [line items]
Non-current assets	2,281	1,972	2,013
Capital additions	1,142	782	839
Right-of-use asset additions	212	203	127
Other additions to intangible assets	0	0	0
Depreciation and amortisation on owned assets	1,078	970	993
Impairment reversal/(loss)	0	0	0
Germany
Disclosure of operating segments [line items]
Non-current assets	37,621	42,931	43,878
Capital additions	2,482	2,565	2,701
Right-of-use asset additions	1,127	1,045	2,145
Other additions to intangible assets	0	0	2
Depreciation and amortisation on owned assets	4,536	4,543	4,154
Impairment reversal/(loss)	4,350	0	0
Italy
Disclosure of operating segments [line items]
Non-current assets			10,235
Capital additions			833
Right-of-use asset additions			916
Other additions to intangible assets			5
Depreciation and amortisation on owned assets			0
Impairment reversal/(loss)			0
UK
Disclosure of operating segments [line items]
Non-current assets	7,904	6,863	6,629
Capital additions	926	878	892
Right-of-use asset additions	2,157	957	1,639
Other additions to intangible assets	48	0	0
Depreciation and amortisation on owned assets	1,908	1,733	1,562
Impairment reversal/(loss)	0	0	0
Spain
Disclosure of operating segments [line items]
Non-current assets			6,331
Capital additions			565
Right-of-use asset additions			742
Other additions to intangible assets			8
Depreciation and amortisation on owned assets			0
Impairment reversal/(loss)			0
Other Europe
Disclosure of operating segments [line items]
Non-current assets	7,304	7,564	7,815
Capital additions	857	862	927
Right-of-use asset additions	474	442	1,104
Other additions to intangible assets	26	0	151
Depreciation and amortisation on owned assets	1,472	1,447	1,363
Impairment reversal/(loss)	165	0	0
Turkey
Disclosure of operating segments [line items]
Non-current assets	2,059	1,644	1,502
Capital additions	447	320	235
Right-of-use asset additions	187	160	150
Other additions to intangible assets	0	120	9
Depreciation and amortisation on owned assets	681	537	546
Impairment reversal/(loss)	0	(64)	64
Africa
Disclosure of operating segments [line items]
Non-current assets	6,981	6,377	6,796
Capital additions	1,039	1,005	1,122
Right-of-use asset additions	499	296	246
Other additions to intangible assets	162	163	264
Depreciation and amortisation on owned assets	1,129	1,184	1,311
Impairment reversal/(loss)	€ 0	€ 0	0
Vantage Towers
Disclosure of operating segments [line items]
Non-current assets			0
Capital additions			551
Right-of-use asset additions			318
Other additions to intangible assets			0
Depreciation and amortisation on owned assets			326
Impairment reversal/(loss)			€ 0